Note 23 - Digital Assets Loan Payable (Details Textual) - XRP loan agreement [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2023
Statement Line Items [Line Items]
Borrowings, interest rate		5.50%
Borrowing, term (Year)		4 years
Repayments of non-current borrowings	$ 15.1